Long-term debt (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Term loan facility	Maturity date	Interest rate	September 30, 2025	December 31, 2024
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$3,903	$6,837
Current portion			3,903	3,905
Long-term portion			—	2,932
Term loan facilities, net of debt issuance costs			$3,903	$6,837

Schedule of Maturities of Long-term Debt	The principal repayment schedule of long-term debt is as follows as at September 30, 2025:

Term loan facility
Remainder of 2025	$976
2026	2,927
$3,903